[1838 GRAPHIC]

                          INVESTMENT ADVISORS FUNDS
                           ----------------------



                          INTERNATIONAL EQUITY FUND
                            SMALL CAP EQUITY FUND
                              FIXED INCOME FUND

                              SEMI-ANNUAL REPORT
                                APRIL 30, 1999

[1838 GRAPHIC] INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

FELLOW SHAREHOLDER:

Global equity markets have come a long way during the six months ended April 30, 1999, the period of this semi-annual report. When we last reported about the period ended October 31, 1998, the capital markets were still in shock over the severity of the economic and financial crisis in Asia, the debt default of Russia and the near collapse of the large US hedge fund Long-Term Capital Management. However, we also reported an improvement in the competitive situation of some Asian companies and the beneficial effect of stabilizing currencies and much reduced interest rates in that region. Most participants in financial markets have by now regained confidence in Asia resuming economic growth, Russian debt losses have appeared to be manageable for Western banks and Long-Term Capital Management was bailed out by those same banks. Three interest rate cuts by the Federal Reserve Bank definitely have helped to turn around the gloomy mood and the equity markets quickly recovered lost ground, led by the markets and industries that had been hit the most. Thus the EAFE index showed a net total return of 15.3% during the six months ending April 30, 1999, and your Fund's net asset value per share -- taking into account the distributions made in December 1998 -- rose by 17.4%. Emerging markets, and the Asian markets, which are part of the EAFE index, Japan, Hong Kong and Singapore, led the gainers. The European markets were subdued after a buoyant start of the year. The primary reasons for the subsequent cooling of European equity prices were the unexpected weakness of the Euro (which started January 1, 1999) and the pronounced slowdown in economic growth in Germany and Italy.

Listed below are the total returns in dollars for the six months ended April 30, 1999:

                                                             MCSI          Fund Allocation
                                                      Stock Market Index       4/30/99
                                                      ------------------   ---------------
EAFE................................................         15.3%              90.9%
Europe..............................................         10.0%              66.1%
Japan...............................................         26.5%              20.2%
Hong Kong...........................................         25.6%               3.5%
Emerging markets....................................         34.3%               6.7%
1838 International Equity Fund......................         17.4%*

* Past performance is not predictive of future results.

With confidence returning in an improving global economic outlook, another change in the equity markets became apparent: the switch from "growth and defensive" stocks into "value and cyclical" stocks. Previously, while the economic news outside of the US (and Continental Europe) was predominantly downbeat, investors paid a premium for companies that were able to grow earnings even under slow growth conditions. Companies in industries, such as pharmaceuticals and telecommunications consequently received the highest valuations. With rising expectations of more widely spread earnings growth as a result of global economic growth, companies in industries such as energy, base materials and capital goods producers, previously lowly valued, came into the spotlight. This is illustrated by the performance of MSCI value and growth indices for the EAFE markets during January through April 1999, with the

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[1838 GRAPHIC] INTERNATIONAL EQUITY FUND

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former appreciating 11.4%, the latter down by 0.4%! Quite a change from 1998, when the EAFE growth index (up 22.2%) easily beat the EAFE value index (up 17.7%). Clearly this trend, if continued, presents a challenge to your Fund, since part of our investment policy is to emphasize earnings visibility and predictability, which are difficult to find in cyclical industries. However, as we share the optimistic global economic outlook -- especially for a resumption of growth in the year 2000 -- we have increased our exposure to global leaders in all industries that should benefit from this development.

                                         Sincerely,


                                         /s/ Hans van den Berg
                                         -------------------------------------
                                         Hans van den Berg
                                         Vice President & Portfolio Manager

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[1838 GRAPHIC] INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                                                            Value
                                                                                          Shares          (Note 2)
                                                                                         ---------       -----------
COMMON STOCK -- 98.18%
AUSTRALIA -- 1.10%
  News Corp. Ltd-ADR                       Multimedia........................               25,000       $   815,625
                                                                                                         -----------
CHINA -- 0.92%
  China Telecom Co., Ltd. ADR*             Telecommunications/Equipment......               15,000           686,250
                                                                                                         -----------
FINLAND -- 3.41%
  Nokia Corp. ADR                          Telecommunications/Equipment......               30,000         2,225,625
  Raisio Group plc                         Food-Misc/Diversified.............               34,000           311,151
                                                                                                         -----------
                                                                                                           2,536,776
                                                                                                         -----------
FRANCE -- 8.28%
  Accor *                                  Lodging...........................                2,500           659,913
  AXA, Inc. *                              Insurance.........................                8,500         1,098,921
  Cap Gemini                               IT Services.......................                7,000         1,071,625
  Lafarge *                                Cement............................                7,500           730,004
  Schlumberger, Ltd. *                     Exploration Services..............               10,000           638,750
  Societe Generale *                       Banking & Financial Services......                4,834           866,356
  Total S.A. (B Shares) *                  Oil & Gas Exploration.............                8,000         1,096,911
                                                                                                         -----------
                                                                                                           6,162,480
                                                                                                         -----------
GERMANY -- 7.73%
  Adidas AG *                              Sportswear........................                8,500           838,130
  Daimler *                                Automobile Manufacturer...........                7,135           700,568
  Deutsche Lufthansa AG *                  Airines...........................               35,000           810,939
  Henkel KGAA *                            Chemicals.........................               12,000           825,222
  Mannesmann AG *                          Machinery Manufacturer............               10,000         1,318,240
  SAP ADR *                                Software..........................               20,000           627,500
  Volkswagen AG, Preferred *               Automobile Manufacturer...........               15,000           630,819
                                                                                                         -----------
                                                                                                           5,751,418
                                                                                                         -----------
HONG KONG -- 2.59%
  Cathay Pacific Airways Ltd.              Airlines..........................              500,000           803,205
  HSBC Holdings                            Financial Services................               22,225           825,870
  Huaneng Power Int'l., Inc. ADR *         Electric Utilities................               22,000           295,625
                                                                                                         -----------
                                                                                                           1,924,700
                                                                                                         -----------
INDONESIA -- 0.00%
  PT Bank Int'l. *                         Banking...........................                  510                15
                                                                                                         -----------

                       See notes to financial statements.

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[1838 GRAPHIC] INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                                                            Value
                                                                                          Shares          (Note 2)
                                                                                         ---------       -----------
IRELAND -- 1.93%
  Allied Irish Banks                       Banking...........................                8,000       $   768,000
  Elan Corp. plc ADR *                     Pharmaceuticals...................               13,000           669,500
                                                                                                         -----------
                                                                                                           1,437,500
                                                                                                         -----------

ITALY -- 4.02%
  ENI *                                    Oil Refining......................               10,000           653,750
  Telecom Italia Mobil SPA *               Telecommunications................              200,000         1,193,398
  Unicredito Italiano SPA *                Banking...........................              225,000         1,142,615
                                                                                                         -----------
                                                                                                           2,989,763
                                                                                                         -----------

JAPAN -- 19.51%
  Advantest Corporation                    Electronics.......................               12,900           986,727
  Aiful Corp.                              Consumer Finance..................               13,200         1,080,451
  CSK Corp.                                Computer Services.................               30,000           894,762
  Eisai Co., Ltd.                          Medical-Drugs.....................               40,000           748,986
  Fujitsu                                  Computer Manufacturer.............                8,000           978,542
  Honda Motor Co.                          Automobile Manufacturer...........               22,000           969,493
  Hoya Corp.                               Glass Manufacturer................               15,000           785,430
  KAO Corp.                                Household Goods...................               80,000         2,030,809
  Kita Kyushu Coca Cola Bottling Co. *     Food-Misc./Diversified............               23,000         1,121,469
  Minebea Co.                              Electronic Components.............              100,000           967,650
  NTT Mobile Telecommunications Inc.       Telephone.........................                   20         1,172,909
  Takeda Chemicals Industries              Pharmaceuticals...................               30,000         1,304,443
  TDK Corp.                                Electronic Components.............                8,000           605,221
  Toshiba Corp.                            Electronics.......................              130,000           871,304
                                                                                                         -----------
                                                                                                          14,518,196
                                                                                                         -----------

MEXICO -- 1.19%
  Panamerican Beverages, Inc.              Food-Misc./Diversified............               40,000           887,500
                                                                                                         -----------

NETHERLANDS -- 6.92%
  Akzo N.V.                                Chemicals.........................               16,000           723,656
  ING Groep, N.V. *                        Financial Services................               20,198         1,245,814
  Koninklijke Phillips Electronics - ADR   Electronics.......................               10,000           853,750
  The Unilever Group                       Consumer Products.................               15,000           974,063
  Vedior CVA *                             Human Resources...................               24,000           540,838
  Verenigde Nederlandse Uitgeversbedrijen  Multimedia........................               20,000           810,411
                                                                                                         -----------
                                                                                                           5,148,532
                                                                                                         -----------

                       See notes to financial statements.

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[1838 GRAPHIC] INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                                                            Value
                                                                                          Shares          (Note 2)
                                                                                         ---------       -----------
PORTUGAL -- 0.51%
  BPI-SGPS S.A. *                          Banking...........................               14,000       $   377,698
                                                                                                         -----------
SOUTH KOREA -- 4.27%
  Korea Electric Power Corp.               Electric Utilities................               27,000           776,970
  Pohang Iron & Steel Company, Ltd. ADR    Iron & Steel Manufacturer.........               14,000         1,273,704
  SK Telecom Co., Ltd.                     Telecommunication Equipment.......                1,000         1,130,241
                                                                                                         -----------
                                                                                                           3,180,915
                                                                                                         -----------
SPAIN -- 3.30%
  Banco Argentina S.A. *                   Banking...........................               30,000           706,517
  Endesa S.A.                              Electric Utilities................               22,000           485,375
  Telefonica de Espana ADR                 Telecommunication Equipment.......                9,079         1,265,386
                                                                                                         -----------
                                                                                                           2,457,278
                                                                                                         -----------
SWEDEN -- 3.63%
  ABB AB A Shares                          Electronics.......................               70,000           977,909
  Electrolux AB Series                     Consumer Products.................               57,000         1,158,867
  Nordbanken Holdings AB                   Banking...........................               90,000           567,128
                                                                                                         -----------
                                                                                                           2,703,904
                                                                                                         -----------
SWITZERLAND -- 7.17%
  Adecco SA                                Business Services.................                2,500         1,262,726
  Nestle SA ADR *                          Food Processing...................               11,300         1,039,600
  Roche Holding AG Genuss                  Pharmaceuticals...................                   90         1,060,493
  United Bank of Switzerland               Banking...........................                2,000           680,460
  Zurich Allied AG *                       Insurance.........................                2,000         1,291,297
                                                                                                         -----------
                                                                                                           5,334,576
                                                                                                         -----------
TAIWAN -- 1.17%
  Taiwan Semiconductor Manufacturing Co.*
                                           Electronics.......................               36,250           870,000
                                                                                                         -----------
UNITED KINGDOM -- 20.53%
  Barratt plc                              Building & Construction...........              200,000         1,170,504
  Bass plc                                 Brewery...........................               60,000           950,089
  British Aerospace plc                    Aerospace.........................              173,158         1,297,083
  British Petroleum Co. plc                Oil...............................               65,529         1,242,852
  Glaxo Wellcome plc                       Pharmaceuticals...................               16,000           932,000
  Kingfisher plc                           Retail Department Stores..........              112,431         1,685,288
  Lloyds TSB Group plc                     Banking...........................               56,324           907,296
  Misys plc                                Computer Services.................              125,253         1,176,705


                       See notes to financial statements.

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[1838 GRAPHIC] INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                                                            Value
                                                                                          Shares          (Note 2)
                                                                                         ---------       -----------
UNITED KINGDOM -- (CONTINUED)
  Pearson plc                              Multimedia........................               40,000       $   849,461
  Prudential Corp. plc                     Insurance.........................               65,000           928,796
  Rentokil Initial plc                     Environmental Services............              100,000           584,044
  Royal Bank of Scotland Group plc         Banking...........................               50,000         1,168,894
  Thompson Travel Group ORD                Travel............................              200,000           410,562
  TI Group plc                             Machinery Manufacturer............              108,000           898,116
  Vodafone Group plc ADR                   Telecommunications................                6,000         1,080,000
                                                                                                         -----------
                                                                                                          15,281,690
                                                                                                         -----------

TOTAL COMMON STOCK (Cost $57,182,299) -- 98.18%..............................                            $73,064,816

SHORT-TERM INVESTMENTS -- 2.21%
  A.I.M. Liquid Asset Portfolio
    (Cost $1,645,711)........................................................            1,645,711         1,645,711
                                                                                                         -----------

TOTAL INVESTMENTS (Cost $58,828,010)+ -- 100.39%.............................                            $74,710,527

OTHER ASSETS AND LIABILITIES, NET -- 0.39%...................................                               (290,189)
                                                                                                         -----------

NET ASSETS -- 100.00%........................................................                            $74,420,338
                                                                                                         ===========

* Non-income producing security.

+ The cost for federal income tax purposes was $58,828,010. The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $18,052,320 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $2,169,803.

ADR -- American Depository Receipt

                       See notes to financial statements.

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[1838 GRAPHIC] SMALL CAP EQUITY FUND

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TO THE SHAREHOLDER:

For the first half of the fiscal 1999 year ended April 30, the 1838 Small Cap Equity Fund achieved a 4.39% return, which compared unfavorably with a 15.16% return for the small cap benchmark, the Russell 2000 Index. This six month period captured the largest part of the rebound from the sharp stock market correction during the summer of 1998. The rally during that period was sparked by increasing confidence in the prospects for an eventual end to worldwide economic instability and was triggered by the U.S. Federal Reserve Bank's signal, through three discount rate cuts, that it would provide ample liquidity to the then struggling world markets.

The strong move in the U.S. equity markets was led by a resumption of the old leadership sectors, namely, the premium priced, large corporations which are familiar to all investors and the broadly-defined technology group, which includes the newly-minted internet industry. Given the nature of the market leadership, the Fund was operating at a competitive disadvantage. Recall that the 1838 Small Cap Equity Fund is designed to invest in small cap companies whose price to (trailing twelve months) earnings ratio rank them in the lowest 40% of the small company universe, but whose prospects for growth are above average. In short, the portfolio buys stocks that we perceive to be cheap and inefficiently priced. Since the beginning of calendar year 1999, within the Russell 2000 Index those companies whose consensus earnings are forecasted to be losses have seen their stocks appreciate 28% year to date. In marked contrast, however, those companies producing earnings (not necessarily even selling at low price to earnings ratios) have demonstrated a negative 0.4% return during the same calendar period ending April 30. An investment style designed to exploit hidden fundamental values at reasonable prices, such as that utilized for the 1838 Small Cap Equity Fund, is very likely to lag in such an investment climate.

Within the portfolio the best performing stocks were found in the broad consumer sector, and included Claire's Stores, Ames Department Stores, MGM Grand, and BJ's Wholesale Club. The greatest negative impact resided in the nursing home industry, where we believed that the long term needs for an aging society would intersect positively with an implied social contract with the Federal government. That assumption, at least on a short-term basis, proved to be wrong, and the error cost the portfolio about 2% in absolute performance.

Looking forward we continue to be struck by the contrasting valuations in the various market segments. At the end of April the 1838 Small Cap Equity Fund compared favorably on summary characteristics with two popular market indices:

                                         Price/        Price/      5 yr. EPS                     Debt/
                                        Earnings        Book        Growth*        ROE**        Capital
                                      ------------  ------------  ------------  ------------  ------------
1838 Small Cap......................     13.1x          2.4x         21.0%         20.1%         31.9%
Russell 2000........................     15.8x          3.9x         15.2%         13.5%         38.7%
S&P 500.............................     31.6x          7.4x         15.4%         22.8%         46.0%

 * Historical
** Past performance is not predictive of future results

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[1838 GRAPHIC] SMALL CAP EQUITY FUND

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The chart shown before makes it clear that the 1838 Small Cap Equity Fund continues to adhere to a highly disciplined value style which we believe has demonstrated an ability, over time, to provide significant value-added benefits to its investors. Toward the end of April 1999 the stock market, startled by hint of inflation, began to question the high valuations of long duration assets (including growth equities) and started to broaden its interest to include other, less expensive equities. Should this continue for the balance of fiscal 1999, the Fund should be well positioned to benefit with improved performance.

                                         Sincerely,



                                        /s/ Edwin B. Powell
                                        -----------------------------------
                                        Edwin B. Powell
                                         Vice President & Portfolio Manager

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[1838 GRAPHIC] SMALL CAP EQUITY FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS                                           APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                                    Value
                                                                   Shares          (Note 2)
                                                                  ---------      ------------
COMMON STOCK -- 94.97%

BASIC MATERIALS & MANUFACTURING -- 22.44%
  Electronic Materials & Manufacturing -- 3.33%
    Belden, Inc.............................................         13,100      $    252,175
    DII Group, Inc..........................................         13,600           421,600
    General Cable Corp......................................         25,650           381,544
    Universal Electronics, Inc..............................         28,700           577,587
                                                                                 ------------
                                                                                    1,632,906
                                                                                 ------------
  Homebuilders -- 3.15%
    D. R. Horton, Inc.......................................         40,800           787,950
    Engle Homes.............................................         20,200           234,825
    Toll Brothers, Inc.*....................................         24,300           519,413
                                                                                 ------------
                                                                                    1,542,188
                                                                                 ------------
  Misc. Containers & Packaging -- 3.25%
    IVEX Packaging Corp.....................................         17,800           350,438
    Shorewood Packaging Corp.*..............................         37,650           743,588
    US Can Corp.*...........................................         29,365           497,370
                                                                                 ------------
                                                                                    1,591,396
                                                                                 ------------
  Misc. Manufacturing Industries -- 2.48%
    Holophane Corp..........................................         19,300           498,181
    Koala Corp.*............................................          6,100           152,500
    Velcro Industries N.V...................................         47,800           561,650
                                                                                 ------------
                                                                                    1,212,331
                                                                                 ------------
  Printing & Publishing -- 4.81%
    ADVO, Inc.*.............................................         31,200           616,200
    Valassis Communications, Inc.*..........................         21,100         1,181,600
    World Color Press, Inc.*................................         21,700           554,706
                                                                                 ------------
                                                                                    2,352,506
                                                                                 ------------
  Retail Building Materials -- 1.07%
    Building and Materials Holding Corp*....................         41,015           522,941
                                                                                 ------------
  Steel & Aluminum Products -- 2.33%
    Wolverine Tube, Inc.....................................         30,575           772,019
    Quanex Corp.............................................         14,300           365,544
                                                                                 ------------
                                                                                    1,137,563
                                                                                 ------------
  Textiles & Apparel -- 2.02%
    Gerber Childrenswear*...................................         24,850           192,588
    Tropical Sportswear International*......................         36,200           794,138
                                                                                 ------------
                                                                                      986,726
                                                                                 ------------
      TOTAL BASIC MATERIALS AND MANUFACTURING...............                       10,978,557
                                                                                 ------------

                       See notes to financial statements.

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[1838 GRAPHIC] SMALL CAP EQUITY FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS -- CONTINUED                              APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                                    Value
                                                                   Shares          (Note 2)
                                                                  ---------      ------------
CONSUMER CYCLICALS -- 23.41%
  Entertainment -- 3.40%
    Carmike Cinemas, Inc*...................................          3,300      $     71,156
    Harrah's Entertainment Inc.*............................         39,500           869,000
    Sun International Hotels Ltd.*..........................         17,100           723,544
                                                                                 ------------
                                                                                    1,663,700
                                                                                 ------------
  Furniture, Fixtures & Appliances -- 3.37%
    American Woodmark Corp..................................         14,900           573,650
    Furniture Brands International, Inc.*...................         33,000           827,063
    Fedders Corp. Cl A......................................         46,540           250,153
                                                                                 ------------
                                                                                    1,650,866
                                                                                 ------------
  Office Products -- 0.73%
    United Stationers, Inc.*................................         21,000           358,313
                                                                                 ------------
  Restaurants -- 2.02%
    O'Charley's Inc.*.......................................         28,300           394,431
    Rare Hospitality Intl, Inc.*............................         32,900           592,200
                                                                                 ------------
                                                                                      986,631
                                                                                 ------------
  Retail Trade -- 13.89%
    Ames Department Stores, Inc.*...........................         20,400           712,725
    BJ's Wholesale Club, Inc.*..............................         35,100           932,344
    Central Garden & Pet Co.................................         33,200           464,800
    Claire's Stores, Inc....................................         25,000           828,125
    Cole (Kenneth) Productions*.............................         14,400           397,800
    Cole National Corp.*....................................         21,700           336,350
    Finish Line, Inc.*......................................         38,100           573,881
    Hastings Entertainment, Inc.*...........................         24,500           375,156
    Jan Bell Marketing, Inc.*...............................         75,700           231,831
    Jostens, Inc............................................         20,500           439,469
    Pier 1 Imports, Inc.....................................         78,500           578,938
    Zale Corp.*.............................................         24,375           921,680
                                                                                 ------------
                                                                                    6,793,099
                                                                                 ------------
      TOTAL CONSUMER CYCLICALS..............................                       11,452,609
                                                                                 ------------
CONSUMER STAPLES -- 7.54%
  Food & Beverage -- 5.70%
    Fresh Delmonte Produce*.................................         30,400           478,800
    Merkert American Corp.*.................................         16,700           160,738
    Ruddick Corp............................................         44,135           780,638
    Smithfield Foods, Inc.*.................................         43,500         1,027,688
    Sylvan, Inc. *..........................................         32,480           341,040
                                                                                 ------------
                                                                                    2,788,904
                                                                                 ------------

                       See notes to financial statements.

[1838 GRAPHIC] SMALL CAP EQUITY FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS -- CONTINUED                              APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                                    Value
                                                                   Shares          (Note 2)
                                                                  ---------      ------------
  Manufacturing & Distribution -- 1.84%
    Block Drug Co., Inc.....................................          7,219      $    253,556
    Buckeye Technology, Inc.*...............................         44,480           644,960
                                                                                 ------------
                                                                                      898,516
                                                                                 ------------
      TOTAL CONSUMER STAPLES................................                        3,687,420
                                                                                 ------------
ENERGY -- 2.59%
  Petroleum Services -- 2.59%
    Cal Dive International*.................................         15,300           489,600
    Seacor Smit, Inc.*......................................         14,700           778,181
                                                                                 ------------
      TOTAL ENERGY..........................................                        1,267,781
                                                                                 ------------
FINANCE & INSURANCE -- 18.37%
  Commercial Finance -- 1.85%
    Heller Financial, Inc...................................         33,300           903,263
                                                                                 ------------
  Insurance Providers & Services -- 11.00%
    Allmerica Financial Corp................................          9,100           521,544
    ARM Financial Group, Inc. Cl A..........................         22,700           314,963
    CNA Surety Corp.........................................         37,000           499,500
    E.W. Blanch Holdings, Inc...............................          9,570           563,434
    Everest Re Holdings, Inc................................         19,525           591,852
    FPIC Insurance Group, Inc.*.............................         11,900           535,500
    HCC Insurance Holdings, Inc.............................         23,800           502,775
    Harleysville Group, Inc.................................         26,600           495,425
    The Mony Group Inc.*....................................         13,300           352,450
    Penn Treaty American Corp.*.............................         16,000           449,000
    Reliance Group Holdings, Inc............................         32,100           240,750
    State Auto Financial Corp...............................         30,100           304,763
    Stirling Cooke Brown Holdings, Ltd......................          2,600            10,725
                                                                                 ------------
                                                                                    5,382,681
                                                                                 ------------
  Real Estate Investment Trusts -- 3.96%
    Brandywine Realty Trust.................................         18,300           345,412
    Burnham Pacific Properties, Inc.........................         27,500           316,249
    Chelsea GCA Realty, Inc.................................         16,900           556,643
    Healthcare Realty Trust, Inc............................         15,300           333,731
    Pacific Gulf Properties, Inc............................         18,400           382,950
                                                                                 ------------
                                                                                    1,934,985
                                                                                 ------------
  State & National Banks -- 1.56%
    Dime Community Bancorp. Inc.............................         29,300           659,250
    United Security Bancorporation*.........................          8,119           105,548
                                                                                 ------------
                                                                                      764,798
                                                                                 ------------
      TOTAL FINANCE & INSURANCE.............................                        8,985,727
                                                                                 ------------

                       See notes to financial statements.

[1838 GRAPIC] SMALL CAP EQUITY FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS -- CONTINUED                              APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                                    Value
                                                                   Shares          (Note 2)
                                                                  ---------      ------------
HEALTHCARE -- 2.74%
  Medical & Health Services -- 1.94%
    Coventry Corp.*.........................................         40,500      $    372,094
    Trigon Healthcare, Inc.*................................         18,100           574,675
                                                                                 ------------
                                                                                      946,769
                                                                                 ------------
  Precision Instruments & Medical Supplies -- 0.80%
    Del Global Technologies Corp.*..........................         44,900           392,875
                                                                                 ------------
      TOTAL HEALTHCARE......................................                        1,339,644
                                                                                 ------------
TECHNOLOGY -- 10.15%
  Computer Services -- 2.04%
    Black Box Corp.*........................................         29,200         1,000,100
                                                                                 ------------
  Misc. Electrical Equipment & Manufacturing -- 3.99%
    AVX Corp................................................         46,300           911,531
    Oak Industries, Inc.*...................................         24,890         1,039,158
                                                                                 ------------
                                                                                    1,950,689
                                                                                 ------------
  Semiconductors -- 1.92%
    Burr-Brown Corp.*.......................................         20,918           554,327
    Lattice Semiconductor*..................................          9,400           384,225
                                                                                 ------------
                                                                                      938,552
                                                                                 ------------
  Software -- 2.20%
    GT Interactive Software Corp.*..........................         52,400           183,400
    Symantec Corp.*.........................................         44,900           892,388
                                                                                 ------------
                                                                                    1,075,788
                                                                                 ------------
      TOTAL TECHNOLOGY......................................                        4,965,129
                                                                                 ------------
TRANSPORTATION -- 5.31%
    Alaska Air Group, Inc.*.................................          7,500           330,468
    America West Holdings Corp.*............................         29,700           619,987
    Indigo Aviation AB ADR*.................................         28,400           220,099
    Rollins Truck Leasing Corp..............................         69,150           717,430
    Sea Containers, Ltd.....................................         22,200           709,012
                                                                                 ------------
      TOTAL TRANSPORTATION..................................                        2,596,996
                                                                                 ------------
TRANSPORTATION EQUIPMENT -- 2.42%
    Avondale Industries, Inc.*..............................         14,600           449,862
    Coachmen Industries, Inc................................         27,700           522,837
    Delco Remy International, Inc.*.........................         21,400           209,987
                                                                                 ------------
      TOTAL TRANSPORTATION EQUIPMENT........................                        1,182,686
                                                                                 ------------
      TOTAL COMMON STOCK (COST $44,267,270) -- 94.97%.......                       46,456,549
                                                                                 ------------

                       See notes to financial statements.

[1838 GRAPHIC] SMALL CAP EQUITY FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS -- CONTINUED                              APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                                    Value
                                                                   Shares          (Note 2)
                                                                  ---------      ------------
SHORT-TERM INVESTMENTS -- 4.04%
    SEI Daily Income Trust Prime Obligation
     (Cost $1,977,388)......................................      1,977,388      $  1,977,388
                                                                                 ------------

TOTAL INVESTMENTS** (COST $46,244,658)+ -- 99.01%...........                     $ 48,433,937

OTHER ASSETS AND LIABILITIES, NET -- 0.99%..................                          485,247
                                                                                 ------------

NET ASSETS -- 100%..........................................                     $ 48,919,184
                                                                                 ============

 * Non-income producing security.

** On April 30, 1999 the Fund held 16,300 rights for IVEX Packaging Corp. and
   25,045 rights for Marshall Industries. Both positions are determined to have no market value.

 + The cost for federal income tax purposes was $46,244,658. The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $5,925,817 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $3,736,538.

                       See notes to financial statements.

[1838 GRAPHIC] FIXED INCOME FUND

--------------------------------------------------------------------------------

TO THE SHAREHOLDER:

The first four months of activity in the fixed income markets during calendar year 1999 could aptly be described as the mirror image of the last half of calendar year 1998. The drivers of the "flight to quality" (which propelled treasuries to 4.75% in the fall of 1998), international contagion, fears of recession and illiquidity, quickly faded. Indeed, the U.S. economy proved surprisingly strong in the first quarter, with GDP above 4%. This strength quelled fears, causing investors to sell treasuries in an asset allocation shift into stocks and the spread sectors (corporates, mortgages and asset-backeds) of the fixed income markets. This shift led yields on long treasuries higher to 5.66% by April month end. While such a significant increase was generally unanticipated by the market, the flow of monies to spread sectors buoyed performance of the Fund due to an over weight in these sectors. In addition, heavy new issue corporate supply was attractively priced and the Fund took advantage of this opportunity through profitable trading activity. While yields have increased in lock-step with stronger economic activity, the Fed has recently changed its bias indicating a risk toward higher rates as well. While we think there are factors which could slow economic activity over the balance of 1999, the Fed's bias shift has led us to be more cautious with regard to our duration stance. We expect to keep the duration of the Fund neutral to slightly long the Lehman Aggregate Index (the "Index"). Our outlook on the economy remains favorable, which should bode well for our over-weight in spread sectors. Portfolio exposures as compared to the Index at April 30, 1999 were as follows:

                                                          1838 Fixed            Lehman
                                                          Income Fund       Aggregate Index
                                                          -----------       ---------------
Corporate Bonds....................................            34%                 22%
Mortgage-Backed....................................            33%                 32%
Asset-Backed.......................................             4%                  1%
Agencies...........................................            13%                  8%
Treasuries.........................................            16%                 37%


The total return for the 1838 Fixed Income Fund fiscal year to date through April 30, 1999, was 1.06% versus 0.69% for the Index from inception to date (September 1997 through April 1999), the Fund returned 10.29% versus the Index at 9.91%.

                                         Sincerely,


                                         /s/ Clifford D. Corso
                                         ----------------------------------
                                         Clifford D. Corso
                                         Vice President & Portfolio Manager

[1838 GRAPHIC] FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                              Moody's/S&P    Principal      Value
                                                                                 Rating       Amount       (Note 2)
                                                                              ------------  -----------  ------------
CORPORATE BONDS -- 33.78%
  FINANCIAL -- 25.27%
    Associates Corp. of N.A., 6.50%, 10/15/02...............................    Aa3/AA-       1,800,000  $  1,834,492
    Citibank Credit Card Master Trust, 5.875%, 03/10/09.....................    Aaa/AAA       2,410,000     2,335,338
    FBS Capital I, Capital Securities, 8.09%, 11/15/26......................    A1/BBB+         600,000       632,976
    Ford Motor Credit Global, 7.20%, 06/15/07...............................      A1/A        1,150,000     1,210,273
    General MotorS Acceptance Corp., 5.35%, 12/07/01........................      A/A         2,800,000     2,780,736
    Key Bank NA, 5.03%, 12/11/00............................................     Aa3/A        2,200,000     2,182,884
    Keycorp Institutional Capital, 7.826%, 12/01/26.........................     A1/BBB       1,400,000     1,436,345
    Norwest Financial, Inc., 7.875%, 02/15/02...............................     Aa3/A+       1,400,000     1,477,951
    Paine Webber Group, Inc., 5.83%, 01/25/01...............................   Baa1/BBB+      3,000,000     2,991,996
    Salomon, Inc., 6.75%, 02/15/03..........................................     Aa3/A        1,000,000     1,025,685
    Salomon, Inc., 6.75%, 08/15/03..........................................     Aa3/A          100,000       102,691
    Suntrust Banks, Inc., 6.00%, 02/15/26...................................      A2/A        1,500,000     1,476,930
    Westdeutsche Landesbank, 6.05%, 01/15/09................................    Aa1/AA+       1,930,000     1,874,763
                                                                                                         ------------
                                                                                                           21,363,060
                                                                                                         ------------
  INDUSTRIAL & MISCELLANEOUS -- 3.31%
    Atlantic Richfield Co., 5.90%, 04/15/09.................................      A2/A        1,640,000     1,608,840
    Comed Transitional, 5.29%, 06/25/03.....................................    Aaa/AAA       1,200,000     1,195,956
                                                                                                         ------------
                                                                                                            2,804,796
                                                                                                         ------------
  TELEPHONE & COMMUNICATIONS -- 5.20%
    WorldCom, Inc., 6.40%, 08/15/05.........................................   Baa2/BBB+      2,000,000     2,011,228
    Sprint Capital Corp., 6.875%, 11/15/28..................................   Baa1/BBB+      2,450,000     2,382,017
                                                                                                         ------------
                                                                                                            4,393,245
                                                                                                         ------------
      TOTAL CORPORATE BONDS (COST $28,741,443).........................................................    28,561,101
                                                                                                         ------------
MORTGAGE BACKED SECURITIES -- 33.30%
    FHLMC CRA T-008, 7.00%, 01/15/19........................................     NR/NR        1,000,000     1,019,120
    FHLMC Pool #C80342, 6.50%, 09/01/25.....................................     NR/NR        1,277,678     1,273,014
    FHLMC Pool #G10557, 6.50%, 07/01/11.....................................     NR/NR        1,868,905     1,891,743
    FNMA Pool #250890, 7.00%, 04/01/04......................................     NR/NR        1,368,294     1,377,701
    FNMA Pool #303728, 6.00%, 01/01/11......................................     NR/NR        1,690,465     1,676,202
    FNMA Pool #190275 , 8.00%, 11/01/26.....................................     NR/NR        2,172,449     2,260,347
    FNMA Pool #481429, 6.00%, 01/01/29......................................     NR/NR        2,013,137     1,952,824
    FNMA Pool #487830, 6.00%, 03/01/29......................................     NR/NR        3,696,794     3,585,225
    GNMA Pool #780374, 7.50%, 12/15/23......................................     NR/NR        1,140,810     1,178,377
    GNMA Pool #2038, 8.50%, 07/20/25........................................     NR/NR          144,701       151,962
    GNMA Pool #417239, 7.00%, 02/15/26......................................     NR/NR        2,072,370     2,105,424
    GNMA Pool #780312, 6.00%, 01/15/26......................................     NR/NR        1,569,282     1,524,542
    GNMA Pool #448178, 6.50%, 03/15/28......................................     NR/NR          195,526       194,464
    GNMA Pool #462556, 6.50%, 03/15/28......................................     NR/NR        2,839,424     2,824,005
    GNMA Pool #443623, 6.50%, 01/15/29......................................     NR/NR        2,013,896     2,002,416
    GNMA Pool #491223, 7.00%, 03/15/29......................................     NR/NR        3,088,566     3,136,593
                                                                                                         ------------
      TOTAL MORTGAGE BACKED SECURITIES (COST $28,045,546)..............................................    28,153,959
                                                                                                         ------------

                       See notes to financial statements.

[1838 GRAPHIC] FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED                  APRIL 30, 1999
--------------------------------------------------------------------------------

                                                                              Moody's/S&P    Principal      Value
                                                                                 Rating       Amount       (Note 2)
U.S. GOVERNMENT AGENCIES -- 13.37%                                            ------------  -----------  ------------
    FED FARM CREDIT BANK, 6.22%, 10/12/04...................................     NR/NR        1,500,000  $  1,532,060
    FHLB, 4.79%, 12/14/01...................................................     NR/NR        4,000,000     3,942,227
    FNMA, 5.125%, 02/13/04..................................................     NR/NR        3,500,000     3,428,338
    FNMA, 6.50%, 04/29/09...................................................     NR/NR        2,400,000     2,404,500
                                                                                                         ------------
      TOTAL U.S. GOVERNMENT AGENCIES (COST $11,391,158)................................................    11,307,125
                                                                                                         ------------
U.S. TREASURY OBLIGATIONS -- 15.55%
    U.S. Treasury Notes, 4.875%, 03/31/01...................................     NR/NR        1,000,000       996,563
    U.S. Treasury Notes, 6.25%, 04/30/01....................................     NR/NR        4,840,000     4,947,390
    U.S. Treasury Notes, 4.75%, 02/15/04....................................     NR/NR        1,000,000       980,313
    U.S. Treasury Notes, 4.75%, 11/15/08....................................     NR/NR        3,270,000     3,123,874
    U.S. Treasury Notes, 5.25%, 11/15/28....................................     NR/NR        3,350,000     3,096,656
                                                                                                         ------------
      TOTAL U.S. TREASURY OBLIGATIONS (COST $13,263,444)...............................................    13,144,796
                                                                                                         ------------
MUNICIPAL BONDS -- 2.12%
    Alameda Corridor Transportation Authority (MBIA), 6.60% 10/01/29
      (Cost $1,894,822).....................................................    Aaa/AAA       1,900,000     1,788,813
                                                                                                         ------------

                                                                                              Shares
                                                                                            -----------
SHORT-TERM INVESTMENTS -- 0.74%
    SEI Daily Income Trust Prime Obligation
      (Cost $622,901).......................................................                    622,901       622,901
                                                                                                         ------------
TOTAL INVESTMENTS (Cost $83,959,314)+ -- 98.86%........................................................  $ 83,578,695
OTHER ASSETS AND LIABILITIES, NET -- 1.14%.............................................................       961,423
                                                                                                         ------------
NET ASSETS -- 100%.....................................................................................  $ 84,540,118
                                                                                                         ============


+ The cost for federal income tax purposes was $83,959,314. The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $263,557 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $644,176.

                       See notes to financial statements.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 1999
--------------------------------------------------------------------------------

                                                              International   Small Cap     Fixed Income
                                                               Equity Fund   Equity Fund        Fund
                                                              ------------------------------------------
ASSETS:
Investments, at value (identified cost $58,828,010,
  $46,244,658, and $83,959,314 respectively) (Note 2).......   $74,710,527    $48,433,937   $83,578,695
Cash........................................................            --          3,936        10,614
Receivables:
  Dividends and interest....................................        78,494         21,223     1,015,108
  Foreign taxes recoverable.................................        85,810             --            --
  Fund shares sold..........................................        18,613          3,000            --
  Investment securities sold................................       475,908        504,501     7,725,516
Deferred organizational costs (Note 2)......................        32,446             --            --
                                                              -----------------------------------------
      Total assets..........................................    75,401,798     48,966,597    92,329,933
                                                              -----------------------------------------
LIABILITIES:
Payables:
  Due to adviser............................................        45,251         28,758        19,430
  Payable for investment securities purchased...............       888,044             --     7,758,112
  Accrued expenses..........................................        48,165         18,655        12,273
                                                              -----------------------------------------
      Total liabilities.....................................       981,460         47,413     7,789,815
                                                              -----------------------------------------
NET ASSETS..................................................   $74,420,338    $48,919,184   $84,540,118
                                                              =========================================
NET ASSETS CONSIST OF:
Common stock................................................   $ 5,614,775    $ 4,568,782   $ 8,371,499
Additional capital paid-in..................................    52,912,904     45,990,051    76,633,630
Undistributed net investment income (loss)..................       (22,124)       (25,072)      145,663
Accumulated realized gain (loss) on investments.............        32,229     (3,803,856)     (230,055)
Net unrealized appreciation (depreciation) on:
    Investments.............................................    15,882,517      2,189,279      (380,619)
    Translation of assets and liabilities in foreign
      currencies............................................            37             --            --
                                                              -----------------------------------------
NET ASSETS, for 5,614,775, 4,568,782, and 8,371,499 shares
  of beneficial interest outstanding, respectively..........   $74,420,338    $48,919,184   $84,540,118
                                                              =========================================
Net Asset Value, offering and redemption price per share....   $     13.25    $     10.71   $     10.10
                                                              =========================================

                       See notes to financial statements.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              International    Small Cap    Fixed Income
                                                               Equity Fund    Equity Fund       Fund
                                                              ------------------------------------------
INVESTMENT INCOME:
  Interest..................................................   $    69,416    $    41,291    $2,315,372
  Dividends.................................................       346,693        154,564            --
  Foreign taxes withheld....................................       (55,644)            --            --
                                                              ------------------------------------------
    Total Investment Income.................................       360,465        195,855     2,315,372
                                                              ------------------------------------------
EXPENSES:
Investment advisory fees (Note 4)...........................       246,869        161,775       195,016
Administration fee (Note 4).................................        13,750         10,000        10,000
Accounting fee (Note 4).....................................        12,500          8,750         8,750
Custodian fees..............................................        24,421          5,678         2,854
Transfer agency fees........................................         6,000          6,000         6,000
Directors' fees and expenses (Note 4).......................         7,439          5,752         8,632
Audit fees..................................................         8,850          5,850         5,850
Legal fees..................................................        14,809          3,472         5,476
Registration fees...........................................        10,987          6,048        10,800
Reports to shareholders.....................................         7,200          5,614         7,977
Amortization of organizational costs (Note 2)...............        12,820             --            --
Other.......................................................        16,944          1,988        10,058
                                                              ------------------------------------------
Total expenses before reimbursement.........................       382,589        220,927       271,413
      Advisory fee waived (Note 4)..........................            --             --       (15,224)
                                                              ------------------------------------------
      Total expenses, net...................................       382,589        220,927       256,189
                                                              ------------------------------------------
  Net investment (income) loss..............................       (22,124)       (25,072)    2,059,183
                                                              ------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
    Investments.............................................      (105,207)    (3,199,731)     (158,772)
    Foreign currency transactions...........................       140,404             --            --
  Net unrealized appreciation (depreciation) during the
    period on:
    Investments.............................................    10,549,062      5,080,732    (1,198,051)
    Translation of assets and liabilities in foreign
      currencies............................................        (4,024)            --            --
                                                              ------------------------------------------
    Net gain (loss) on investments and currency.............    10,580,235      1,881,001    (1,356,823)
                                                              ------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $10,558,111    $ 1,855,929    $  702,360
                                                              ==========================================

                       See notes to financial statements.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              International    Small Cap    Fixed Income
                                                               Equity Fund    Equity Fund       Fund
                                                              ------------------------------------------
FOR THE PERIOD ENDED APRIL 30, 1999 (UNAUDITED)
INCREASE IN NET ASSETS
Operations:
  Net investment income (loss)..............................   $   (22,124)   $   (25,072)  $ 2,059,183
  Net realized gain (loss) on:
    Investments.............................................      (105,207)    (3,199,731)     (158,772)
    Foreign currency transactions...........................       140,404             --            --
  Net unrealized appreciation (depreciation) during the
    period on:
    Investments.............................................    10,549,062      5,080,732    (1,198,051)
    Translation of assets and liabilities in foreign
      currencies............................................        (4,024)            --            --
                                                              ------------------------------------------
Net increase (decrease) in net assets resulting from
  operations................................................    10,558,111      1,855,929       702,360
                                                              ------------------------------------------
  Distributions to shareholders from:
    Net investment income ($0, $0, and $0.248 per share,
      respectively).........................................            --             --    (1,913,520)
    Net realized gain ($0.875, $0, and $0 per share,
      respectively).........................................    (4,289,721)            --            --
                                                              ------------------------------------------
Total Distributions.........................................    (4,289,721)            --    (1,913,520)
                                                              ------------------------------------------
Increase in net assets from Fund share transactions
  (Note 5)..................................................    10,277,043      8,430,355    14,027,984
                                                              ------------------------------------------
Increase in net assets......................................    16,545,433     10,286,284    12,816,824

NET ASSETS:
  Beginning of period.......................................    57,874,905     38,632,900    71,723,294
                                                              ------------------------------------------
  End of period.............................................   $74,420,338    $48,919,184   $84,540,118
                                                              ==========================================

FOR THE YEAR ENDED OCTOBER 31, 1998
INCREASE IN NET ASSETS
Operations:
  Net investment income (loss)..............................   $    55,124    $   (48,758)  $ 3,187,767
  Net realized gain (loss) on:
    Investments.............................................     4,316,341       (684,440)      (71,283)
    Foreign currency transactions...........................    (1,100,539)            --            --
  Net unrealized appreciation during the year on:
    Investments.............................................       370,237     (6,586,969)      526,819
    Translation of assets and liabilites in foreign
      currencies............................................         1,691             --            --
                                                              ------------------------------------------
Net increase in net assets resulting from operations........     3,642,854     (7,320,167)    3,643,303
                                                              ------------------------------------------
  Distributions to shareholders from:
    Net investment income ($0.004, $0, and $0.592 per share,
      respectively).........................................       (17,086)            --    (3,369,397)
    Return of capital ($0, $0, and $0.04 per share,
      respectively..........................................            --             --      (236,732)
    Net realized gain ($0.669, $0.948, and $0.021 per share,
      respectively).........................................    (2,857,635)    (2,137,768)      (92,049)
                                                              ------------------------------------------
Total Distributions.........................................    (2,874,721)    (2,137,768)   (3,698,178)
                                                              ------------------------------------------
Increase in net assets from Fund share transactions
  (Note 5)..................................................     6,061,174     19,168,298    39,241,000
                                                              ------------------------------------------
Increase in net assets......................................     6,829,307      9,710,363    39,186,125

NET ASSETS:
  Beginning of year.........................................    51,045,598     28,922,537    32,537,169
                                                              ------------------------------------------
  End of year...............................................   $57,874,905    $38,632,900   $71,723,294
                                                              ==========================================

                     See notes to the financial statements.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

INTERNATIONAL EQUITY FUND

                                                     For the
                                                   Period Ended        For the Fiscal Year or Period Ended October 31,
                                                  April 30, 1999      --------------------------------------------------
                                                   (Unaudited)          1998          1997          1996         1995+
                                                  -----------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD.......         $ 12.08          $ 11.99       $ 10.44       $  9.61       $ 10.00
                                                  -----------------------------------------------------------------------------
INVESTMENT OPERATIONS:
  Net investment income.....................            0.00             0.01          0.02          0.07          0.02
  Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions............................            2.05             0.75          1.57          0.80         (0.41)
                                                  -----------------------------------------------------------------------------
      Total from investment operations......            2.05             0.76          1.59          0.87         (0.39)
                                                  -----------------------------------------------------------------------------
Distributions:
  From net investment income................              --               --         (0.04)        (0.04)           --
  From net realized capital gain............           (0.88)           (0.67)           --            --            --
                                                  -----------------------------------------------------------------------------
      Total distributions...................           (0.88)           (0.67)        (0.04)        (0.04)         0.00
                                                  -----------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD.............         $ 13.25          $ 12.08       $ 11.99       $ 10.44       $  9.61
                                                  =============================================================================
TOTAL RETURN................................           17.40%**          6.90%        15.23%         9.11%        (3.90)%**
Ratios (to average net assets)/Supplemental
  Data:
    Expenses (net of fee waivers)...........            1.10%*           1.13%         1.25%         1.25%         1.25%*
    Expenses (excluding fee waivers)........             N/A              N/A          1.44%         1.80%         2.60%*
    Net investment income...................           (0.07)%*          0.10%         0.28%         0.70%         1.02%*
Portfolio turnover rate.....................           18.53%          166.77%        92.33%        59.11%        42.21%*
Net assets, end of period (in 000's)........         $74,420          $57,875       $51,046       $41,209       $16,764

+      The International Equity Fund commenced operations on August 3, 1995.
*      Annualized.
**     Total return not annualized.


                       See notes to financial statements.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

SMALL CAP EQUITY FUND

                                                             For the               For the Fiscal Year or
                                                           Period Ended           Period Ended October 31,
                                                          April 30, 1999      ---------------------------------
                                                           (Unaudited)         1998         1997         1996+
                                                           ----------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD...................     $ 10.26          $ 13.08      $  9.57      $ 10.00
                                                          ------------------------------------------------------------
INVESTMENT OPERATIONS:
  Net investment loss...................................       (0.01)           (0.01)       (0.02)       (0.02)
  Net realized and unrealized gain (loss) on
    investments.........................................        0.46            (1.86)        3.62        (0.41)
                                                          ------------------------------------------------------------
      Total from investment operations..................        0.45            (1.87)        3.60        (0.43)
                                                          ------------------------------------------------------------
Distributions:
  From net investment income............................          --               --           --           --
  From net realized capital gains.......................          --            (0.95)       (0.09)          --
                                                          ------------------------------------------------------------
      Total distributions...............................        0.00            (0.95)       (0.09)          --
                                                          ------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD.........................     $ 10.71          $ 10.26      $ 13.08      $  9.57
                                                          ============================================================

TOTAL RETURN............................................        4.39%**        (15.33)%      37.81%       (4.30)%**
Ratios (to average net assets)/Supplemental Data:
  Expenses (net of fee waivers).........................        1.02%*           1.10%        1.25%        1.25%*
  Expenses (excluding fee waivers)......................         N/A              N/A         1.84%        4.63%*
  Net investment loss...................................       (0.12)%*         (0.13)%      (0.27)%      (0.52)%*
Portfolio turnover rate.................................       29.21%           42.64%       67.66%       94.38%
Net assets, end of period (in 000's)....................     $48,919          $38,633      $28,923      $ 5,428


+      The Small Cap Equity Fund commenced operations on June 17, 1996.
*      Annualized.
**     Total return not annualized.


                       See notes to financial statements.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

FIXED INCOME FUND

                                                                 For the            For the Fiscal Year or
                                                               Period Ended        Period Ended October 31,
                                                              April 30, 1999      --------------------------
                                                               (Unaudited)         1998          1997+
                                                              ----------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD.......................     $ 10.24          $ 10.27       $ 10.00
                                                              ----------------------------------------------
INVESTMENT OPERATIONS:
  Net investment income.....................................        0.27             0.54          0.06
  Net realized and unrealized gain (loss) on investments....       (0.16)            0.08          0.21
                                                              ----------------------------------------------
      Total from investment operations......................        0.11             0.62          0.27
                                                              ----------------------------------------------
Distributions:
  From net investment income................................       (0.25)           (0.59)           --
  Return of capital.........................................          --            (0.04)           --
  From net realized capital gains...........................          --            (0.02)           --
                                                              ----------------------------------------------
      Total distributions...................................       (0.25)           (0.65)           --
                                                              ----------------------------------------------
NET ASSET VALUE - END OF PERIOD.............................     $ 10.10          $ 10.24       $ 10.27
                                                              ==============================================
TOTAL RETURN................................................        1.06%**          6.26%         2.70%**
Ratios (to average net assets)/Supplemental Data:
  Expenses (net of fee waivers).............................        0.65%*           0.75%         0.75%*
  Expenses (excluding fee waivers)..........................        0.69%*           0.88%         2.12%*
  Net investment income.....................................        5.25%*           5.60%         5.83%*
Portfolio turnover rate.....................................      609.14%           92.65%        39.12%*
Net assets, end of period (in 000's)........................     $84,540          $71,723       $32,537


+      The Fixed Income Fund commenced operations on September 2, 1997.
*      Annualized.
**     Total return not annualized.

                       See notes to financial statements.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)                     APRIL 30, 1999
--------------------------------------------------------------------------------

   NOTE 1 -- DESCRIPTION OF THE FUNDS

   The 1838 Investment Advisors Funds was organized as a Delaware series business trust on December 9, 1994, and is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust consists of five Funds: the 1838 International Equity Fund, the 1838 Small Cap Equity Fund, the 1838 Fixed Income Fund, the 1838 Large Cap Equity Fund and the 1838 Special Equity Fund (each a "Fund" and collectively, the "Funds"). Each of the Funds, except the 1838 Special Equity Fund, is diversified. The investment objectives of each Fund are set forth below.

   The 1838 International Equity Fund (the "International Equity Fund"), the first of the series currently offered by the Trust, commenced operation on August 3, 1995. The Fund's investment objective is capital appreciation, with a secondary objective of income. The Fund seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio of equity securities of issuers located in countries other than the United States.

   The 1838 Small Cap Equity Fund (the "Small Cap Equity Fund") commenced operations on June 17, 1996. The Fund's investment objective is long-term growth. The Fund seeks to achieve its objective by investing at least 65% of its total assets in the common stock of U.S. companies with market capitalization, of $1 billion or less (small cap), which are believed to be undervalued and have good prospects for capital appreciation.

   The 1838 Fixed Income Fund (the "Fixed Income Fund") commenced operations on September 2, 1997. The Fund's investment objective is maximum current income, with a secondary objective of growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its assets in a diversified portfolio of fixed income securities.

   The 1838 Large Cap Equity Fund has not commenced operations as of April 30, 1999. The Fund's investment objective is long-term total return. The Fund will seek to achieve its objective by investing at least 90% of its total assets in the common stock of U.S. companies with market capitalization greater than $5 billion.

   The 1838 Special Equity Fund has not commenced operations as of April 30, 1999. The Fund's investment objective is high total return. The Fund will seek to achieve its objective by investing at least 90% of its total assets in a select portfolio of the common stock of U.S. companies with market capitalization greater than $5 billion.

   NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation. Each Fund's securities, except investments with remaining maturities of 60 days or less, are valued at the last quoted sales price on the security's principal exchange on that day. If there are no sales of the relevant security on such day, the security will be valued at the mean between the closing bid and asked price on that day, if any. Debt securities having a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Trustees.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 1999
--------------------------------------------------------------------------------

   NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

   Federal Income Taxes. Each Fund is treated as a separate entity and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

   Dividends and Capital Gain Distributions. Distributions of net investment income and net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions for the International Equity Fund and differing cost basis for securities sold for the Small Cap Equity Fund, since certain securities were transferred to the Fund at its inception. These distributions by each Fund will be made annually in December. Additional distributions may be made by each Fund to the extent necessary.

   Deferred Organizational Costs. Costs incurred by the International Equity Fund in connection with the initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date that the Fund commenced operations.

   Foreign Currency Translations. The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i) fair value of investment securities, assets and liabilities at the daily rates of exchange, and

         (ii) purchases and sales of investment securities, dividend and interest income and certain expenses as the rates of exchange prevailing on the respective dates of such transactions.

   The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized gain (loss) on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses at the end of the fiscal year arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates.

   Forward Foreign Currency Exchange Contracts. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Equity Fund may enter into forward foreign currency exchange contracts ("FFCEC"). Additionally, the International Equity Fund may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at fair value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain
   (loss) from foreign currency transactions. There are no FFCEC outstanding at April 30, 1999.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 1999
--------------------------------------------------------------------------------

   NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

   assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   Other. Investment security transactions are accounted for on a trade date basis. The specific identification method is utilized for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

   During the period ended April 30, 1999, purchases and sales of investment securities, other than short-term investments, were as follows:

                                          International       Small Cap       Fixed Income
                                           Equity Fund       Equity Fund          Fund
                                          -------------      -----------      ------------
Purchases...............................   $18,286,985       $22,382,627      $482,802,041
Sales...................................    11,885,429        12,324,613       468,724,951

   NOTE 4 -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The Trust, on behalf of each Fund, employs 1838 Investment Advisors, Inc. (the "Investment Advisor"), a Delaware corporation and registered investment adviser under the 1940 Act, to furnish investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust. The Investment Advisor supervises the investment of the assets of the Fund in accordance with each Fund's investment objective, policies and restrictions.

   The Trust pays the Investment Advisor a monthly fee at the following annual rates of each Fund's average daily net assets: 0.75% for the International Equity Fund, 0.75% for the Small Cap Equity Fund and 0.50% for the Fixed Income Fund. The Investment Advisor has voluntarily agreed to waive its advisory fee or reimburse each Fund monthly to the extent that the total operating expenses will exceed the following annual rates of each Fund's average daily net assets: 1.25% for the International Equity Fund, 1.25% for the Small Cap Equity Fund and, effective January 1, 1999, 0.60% for the Fixed Income Fund. This undertaking may be rescinded at any time in the future.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 1999
--------------------------------------------------------------------------------

   NOTE 4 -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES -- (CONTINUED)

   The following table summarizes the advisory fees incurred by the Funds for the period ended April 30, 1999:

                                                  Gross          Advisory Fee          Net
                                               Advisory Fee         Waiver         Advisory Fee
                                               ------------      ------------      ------------
International Equity Fund....................    $246,869          $   -0-           $246,869
Small Cap Equity Fund........................     161,775              -0-            161,775
Fixed Income Fund............................     195,016           15,224            179,792

   Declaration Service Company, Inc. ("DSC"), serves as Administrator to the Trust pursuant to an Administration Agreement with the Trust on behalf of each Fund. As Administrator, DSC is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, Declaration receives a monthly asset-based fee from the Trust at the annual rate of 0.04% of the average daily net assets of the Trust on the second $50 million; 0.02% of such assets in excess of $100 million to $200 million; and 0.01% of such assets in excess of $200 million. Each series pays its pro-rata portion based upon total Trust assets. DSC also receives fixed administration fees. For the period ended April 30, 1999, DSC's administration fees amounted to $13,750, $10,000 and $10,000, for the International Equity Fund, the Small Cap Equity Fund and the Fixed Income Fund, respectively. At April 30, 1999, administration fees payable to DSC amounted to $2,292, $1,667, and $1,667, for the International Equity Fund, the Small Cap Equity Fund, and the Fixed Income Fund, respectively.

   Declaration Distributors, Inc. ("DDI") is engaged pursuant to a Distribution Agreement with the Trust to assist in securing purchasers for shares of each Fund. DDI also directly or through its affiliates, provides investor support services. DDI receives no compensation for distribution of shares of the Funds, except for reimbursement of out-of-pocket expenses.

   DSC serves as Accounting Agent to the Funds. As Accounting Agent, DSC determines each Fund's net asset value per share and provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. At April 30, 1999, accounting service fees payable to DSC amounted to $2,083, $1,458, and $1,458 for the International Equity Fund, the Small Cap Equity Fund, and the Fixed Income Fund, respectively.

   DSC also serves as the Fund's Transfer Agent pursuant to a Transfer Agency Agreement with the Trust. For these services, DSC receives a monthly fee computed on the basis of the number of shareholder accounts that the Transfer Agent maintains for each Fund during the month, and is reimbursed for out-of-pocket expenses. At April 30, 1999, Transfer Agent fees payable to DSC amounted to $1,000, $1,000, and $1,000 for the International Equity Fund, the Small Cap Equity Fund, and the Fixed Income Fund, respectively.

   The Trustees of the Trust who are "interested persons" of the Trust, the Investment Advisor or its affiliates and all personnel of the Trust or the Investment Advisor performing services related to research, statistical and investment activities are paid by the Investment Advisor or its affiliates.

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 1999
--------------------------------------------------------------------------------

   NOTE 5 -- FUND SHARE TRANSACTIONS

   At April 30, 1999, there were an unlimited number of shares of beneficial interest with a $0.0001 par value, authorized. The following table summarizes the activity in shares of each Fund:

   INTERNATIONAL EQUITY FUND

                                                      For the Period Ended
                                                         April 30, 1999               For the Fiscal Year
                                                          (Unaudited)                Ended October 31, 1998
                                                   --------------------------      --------------------------
                                                    Shares          Amount          Shares          Amount
                                                   ---------      -----------      ---------      -----------
    Shares sold..................................    554,951      $ 6,901,924        586,353      $ 7,038,369
    Shares issued to shareholders in reinvestment
      of distributions...........................    315,651        3,926,698        234,719        2,586,605
    Shares redeemed..............................    (45,324)        (551,579)      (289,378)      (3,563,800)
                                                   ---------      -----------      ---------      -----------
    Net increase.................................    825,278      $10,277,043        531,694      $ 6,061,174
                                                                  ===========                     ===========
    Shares outstanding:
         Beginning of period.....................  4,789,497                       4,257,803
                                                   ---------                       ---------
         End of period...........................  5,614,775                       4,789,497
                                                   =========                       =========

   SMALL CAP EQUITY FUND

                                                      For the Period Ended
                                                         April 30, 1999               For the Fiscal Year
                                                          (Unaudited)                Ended October 31, 1998
                                                   --------------------------      --------------------------
                                                    Shares          Amount          Shares          Amount
                                                   ---------      -----------      ---------      -----------
    Shares sold..................................    819,579      $ 8,617,855      1,563,530      $19,341,335
    Shares issued to shareholders in reinvestment
      of distributions...........................          0                0        167,292        1,995,798
    Shares redeemed..............................    (17,545)        (187,500)      (175,962)      (2,168,835)
                                                   ---------      -----------      ---------      -----------
    Net increase.................................    802,034      $ 8,430,355      1,554,860      $19,168,298
                                                                  ===========                     ===========
    Shares outstanding:
         Beginning of period.....................  3,766,748                       2,211,888
                                                   ---------                       ---------
         End of period...........................  4,568,782                       3,766,748
                                                   =========                       =========

[1838 GRAPHIC] INVESTMENT ADVISORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED        APRIL 30, 1999
--------------------------------------------------------------------------------

   NOTE 5 -- FUND SHARE TRANSACTIONS -- (CONTINUED)
   FIXED INCOME FUND

                                                      For the Period Ended
                                                         April 30, 1999               For the Fiscal Year
                                                          (Unaudited)                Ended October 31, 1998
                                                   --------------------------      --------------------------
                                                    Shares          Amount          Shares          Amount
                                                   ---------      -----------      ---------      -----------
    Shares sold..................................  1,317,255      $13,525,002      4,099,344      $41,981,069
    Shares issued to shareholders in reinvestment
      of distributions...........................    172,116        1,752,482        326,222        3,334,313
    Shares redeemed..............................   (122,319)      (1,249,500)      (590,184)      (6,074,382)
                                                   ---------      -----------      ---------      -----------
    Net increase.................................  1,367,052      $14,027,984      3,835,382      $39,241,000
                                                                  ===========                     ===========
    Shares outstanding:
         Beginning of period.....................  7,004,447                       3,169,065
                                                   ---------                       ---------
         End of period...........................  8,371,499                       7,004,447
                                                   =========                       =========

   NOTE 6 -- CONCENTRATION OF RISKS

   The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economical developments and the level of government supervision and regulation of securities markets in the various countries.

   NOTE 7 -- CAPITAL LOSS CARRYOVERS

   At October 31, 1998, a capital loss carryover of $600,456 and $71,283, which will expire on October 31, 2006, was available to offset possible future realized capital gains in the Small Cap Equity Fund and the Fixed Income Fund, respectively.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      I N V E S T M E N T   A D V I S E R
                           ----------------------

                        1838 INVESTMENT ADVISORS, INC.
                         FIVE RADNOR CORPORATE CENTER
                                  SUITE 320
                             100 MATSONFORD ROAD
                               RADNOR, PA 19087


                            U N D E R W R I T E R
                           ----------------------

                        DECLARATION DISTRIBUTORS, INC.
                                555 NORTH LANE
                                  SUITE 6160
                            CONSHOHOCKEN, PA 19428


                    S H A R E H O L D E R   S E R V I C E S
                           ----------------------

                      DECLARATION SERVICE COMPANY, INC.
                                555 NORTH LANE
                                  SUITE 6160
                            CONSHOHOCKEN, PA 19428


                              C U S T O D I A N
                           ----------------------

                          FIRST UNION NATIONAL BANK
                              530 WALNUT STREET
                            PHILADELPHIA, PA 19101


                           L E G A L   C O U N S E L
                           ----------------------

                             PEPPER HAMILTON LLP
                            3000 TWO LOGAN SQUARE
                          EIGHTEENTH & ARCH STREETS
                            PHILADELPHIA, PA 19103


                               A U D I T O R S
                           ----------------------

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                           2400 ELEVEN PENN CENTER
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